Document And Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Registrant Name	FOREIGN TRADE BANK OF LATIN AMERICA, INC.
Entity Central Index Key	0000890541
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Trading Symbol	BLX
Entity Common Stock, Shares Outstanding	39,428,835
Class A Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	6,342,189
Class B Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,408,806
Class E Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	30,677,840
Class F Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	0